Supplemental Disclosures - Cash Flow Statement Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Accounts receivable	$ (7.3)	$ 66.7
Prepaids and deposits	2.7	(2.2)
Accounts payable and accrued liabilities	(142.3)	(97.8)
Other current liabilities	(21.9)	(11.8)
Other long-term liabilities	(6.8)	(9.8)
Changes in non-cash working capital:	(175.6)	(54.9)
Investing activities
Accounts receivable	(1.1)	0.0
Other current assets	72.0	(60.5)
Accounts payable and accrued liabilities	(8.5)	56.3
Changes in non-cash working capital:	62.4	(4.2)
Financing activities
Prepaids and deposits	(13.9)	(12.6)
Accounts payable and accrued liabilities	3.0	(2.0)
Dividends declared	13.9	(42.6)
Change in non-cash working capital	$ 3.0	$ (57.2)